Capital Reorganization (Details) - Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Net identifiable assets acquired	$ 86,519,700
Less: Fair Value of consideration comprising
Total Fair value of consideration	153,546,878
Share-based payment on listing	67,027,178
Cash [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Net identifiable assets acquired	46,783
Cash held in Trust Account [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Net identifiable assets acquired	91,466,681
Warrant liabilities [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Net identifiable assets acquired	(4,993,764)
Class A ordinary shares [Member]
Less: Fair Value of consideration comprising
Total Fair value of consideration	62,066,624
Class B ordinary shares [Member]
Less: Fair Value of consideration comprising
Total Fair value of consideration	$ 91,480,254